Income Taxes (Schedule Of Reconciliation Of Change In Uncertain Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	$ 58,629	$ 58,917	$ 40,628
Gross additions for current year positions	6,008	2,076	24,088
Gross additions for prior period positions	873	4,618	285
Gross reductions for prior period positions	(6,647)	(2,390)	(632)
Decrease due to lapse of statute of limitations	(5,067)	(4,592)	(5,452)
Decrease due to settlements	(597)
Additions related to acquisitions	54,750
Currency translation adjustment	(2,619)
Unrecognized Tax Benefits, Ending Balance	105,330	58,629	58,917
Accrued interest and penalties	10,474
Total UTB balance including accrued interest and penalties	115,804
Current portion (included in accrued expenses)	0
Non-current portion (included in other liabilities)	$ 115,804